                        BERGER/BIAM WORLDWIDE FUNDS TRUST
                         BERGER/BIAM INTERNATIONAL FUND

                          SUPPLEMENT DATED MAY 5, 2000
                                       to
                        PROSPECTUS DATED JANUARY 31, 2000


         At a special meeting of shareholders of the Fund held on May 5, 2000, shareholders voted to approve a new Investment Advisory Agreement for the Fund's portfolio with Berger LLC as adviser; and to approve a new Sub-Advisory Agreement between Berger LLC and Bank of Ireland Asset Management (U.S.) Limited
(BIAM), under which BIAM will continue to be responsible for day-to-day management of the Fund's portfolio as sub-adviser.

         The new Agreements will result in a reduction of fees paid by the Fund, and are scheduled to be effective May 12, 2000. Under the new Investment Advisory Agreement, the Fund would bear its pro-rata share of an investment advisory fee at the annual rate of 0.85% of the first $500 million of average daily net assets, 0.80% of the next $500 million, and 0.75% of all amounts in excess of $1 billion.

         The following changes will also occur effective May 12, 2000:

         o   The Fund will be renamed the Berger International Fund

         o The Berger/BIAM Worldwide Funds Trust will be renamed the Berger Worldwide Funds Trust

         o   Berger LLC will become the Fund's administrator.

         The prospectus is amended accordingly to reflect all the foregoing changes.

                        BERGER/BIAM WORLDWIDE FUNDS TRUST
                       BERGER/BIAM INTERNATIONAL CORE FUND

                          SUPPLEMENT DATED MAY 5, 2000
                                       to
                        PROSPECTUS DATED JANUARY 31, 2000


         At a special meeting of shareholders of the Fund held on May 5, 2000, shareholders voted to approve a new Investment Advisory Agreement for the Fund's portfolio with Berger LLC as adviser; and to approve a new Sub-Advisory Agreement between Berger LLC and Bank of Ireland Asset Management (U.S.) Limited
(BIAM), under which BIAM will continue to be responsible for day-to-day management of the Fund's portfolio as sub-adviser.

         The new Agreements will result in a reduction of fees paid by the Fund, and are scheduled to be effective May 12, 2000. Under the new Investment Advisory Agreement, the Fund would bear its pro-rata share of an investment advisory fee at the annual rate of 0.85% of the first $500 million of average daily net assets, 0.80% of the next $500 million, and 0.75% of all amounts in excess of $1 billion.

         The following changes will also occur effective May 12, 2000:

         o        The Fund will be renamed the Berger International CORE Fund

         o The Berger/BIAM Worldwide Funds Trust will be renamed the Berger Worldwide Funds Trust

         o        Berger LLC will become the Fund's administrator.

         The prospectus is amended accordingly to reflect all the foregoing changes.

                        BERGER/BIAM WORLDWIDE FUNDS TRUST
                            INTERNATIONAL EQUITY FUND

                          SUPPLEMENT DATED MAY 5, 2000
                                       to
                        PROSPECTUS DATED JANUARY 31, 2000


         At a special meeting of shareholders of the Fund held on May 5, 2000, shareholders voted to approve a new Investment Advisory Agreement for the Fund's portfolio with Berger LLC as adviser; and to approve a new Sub-Advisory Agreement between Berger LLC and Bank of Ireland Asset Management (U.S.) Limited
(BIAM), under which BIAM will continue to be responsible for day-to-day management of the Fund's portfolio as sub-adviser.

         The new Agreements will result in a reduction of fees paid by the Fund, and are scheduled to be effective May 12, 2000. Under the new Investment Advisory Agreement, the Fund would bear its pro-rata share of an investment advisory fee at the annual rate of 0.85% of the first $500 million of average daily net assets, 0.80% of the next $500 million, and 0.75% of all amounts in excess of $1 billion.

         The following changes will also occur effective May 12, 2000:

         o The Berger/BIAM Worldwide Funds Trust will be renamed the Berger Worldwide Funds Trust

         o        Berger LLC will become the Fund's administrator.

         The prospectus is amended accordingly to reflect all the foregoing changes.